First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – U.S. Flexible Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 47.9%
	Shares	Value ($)
U.S. Large Cap 47.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,273,147	99,139,983
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	6,355,072	218,805,128
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,221,878	99,176,733
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,368,602	85,719,714
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,713,912	67,665,223
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,941,548	89,388,858
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,677,129	84,383,113
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	5,499,525	173,784,995
Total		918,063,747
Total Equity Funds (Cost $580,239,425)		918,063,747

Exchange-Traded Fixed Income Funds 5.5%

Investment Grade 5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	466,613	51,145,451
Vanguard Intermediate-Term Corporate Bond ETF	673,150	54,000,093
Total		105,145,544
Total Exchange-Traded Fixed Income Funds (Cost $104,886,038)		105,145,544

Fixed Income Funds 25.9%

Investment Grade 25.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,251,264	87,648,307
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,039,979	28,575,799
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,493,565	44,662,678
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,156,425	28,218,441
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,377,242	124,274,575
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,822,438	102,163,818
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,302,624	80,784,533
Total		496,328,151
Total Fixed Income Funds (Cost $573,835,193)		496,328,151

Residential Mortgage-Backed Securities - Agency 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038- 04/13/2053	3.000%	21,050,000	19,493,289
04/17/2038- 04/13/2053	3.500%	58,220,000	54,666,996
04/13/2053	4.000%	64,500,000	61,688,449
04/13/2053	4.500%	80,500,000	78,873,563
Total Residential Mortgage-Backed Securities - Agency (Cost $210,432,185)			214,722,297

Options Purchased Puts 0.6%
Value ($)
(Cost $15,658,497)	10,399,585

Money Market Funds 19.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	370,023,989	369,949,985
Total Money Market Funds (Cost $369,857,180)		369,949,985
Total Investments in Securities (Cost: $1,854,908,518)		2,114,609,309
Other Assets & Liabilities, Net		(199,424,149)
Net Assets		1,915,185,160
At March 31, 2023, securities and/or cash totaling $9,031,400 were pledged as collateral.
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	256	06/2023	USD	52,963,200	2,967,952	—
U.S. Long Bond	79	06/2023	USD	10,361,344	437,128	—
U.S. Long Bond	5	06/2023	USD	655,781	—	(4,541)
U.S. Treasury 10-Year Note	101	06/2023	USD	11,607,109	280,051	—
U.S. Treasury 10-Year Note	145	06/2023	USD	16,663,672	—	(149,926)
U.S. Treasury 2-Year Note	300	06/2023	USD	61,935,938	669,587	—
U.S. Treasury 5-Year Note	617	06/2023	USD	67,566,321	1,435,343	—
U.S. Treasury Ultra Bond	186	06/2023	USD	26,249,250	1,073,922	—
U.S. Treasury Ultra Bond	50	06/2023	USD	7,056,250	—	(150,581)
Total					6,863,983	(305,048)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(190)	06/2023	USD	(39,308,625)	—	(1,066,811)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	90,404,820	220	3,200.00	06/21/2024	3,980,911	1,964,600
S&P 500 Index	JPMorgan	USD	25,888,653	63	3,300.00	06/21/2024	711,631	642,285
S&P 500 Index	JPMorgan	USD	28,765,170	70	3,100.00	06/21/2024	691,253	546,000
S&P 500 Index	JPMorgan	USD	131,497,920	320	3,200.00	12/20/2024	5,723,212	3,838,400
S&P 500 Index	JPMorgan	USD	103,554,612	252	3,300.00	12/20/2024	4,551,490	3,408,300
Total							15,658,497	10,399,585
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	296,140,598	140,881,190	(67,110,920)	39,117	369,949,985	—	(1,898)	3,705,131	370,023,989
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	93,766,141	7,165	(1,474,254)	6,840,931	99,139,983	—	705,267	—	1,273,147
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	85,031,624	292,008	(745,639)	3,070,314	87,648,307	—	(194,899)	—	10,251,264
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	207,948,461	15,805	(3,003,044)	13,843,906	218,805,128	—	1,490,196	—	6,355,072
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	28,367,683	23,845	(556,075)	740,346	28,575,799	—	(35,326)	—	3,039,979
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	42,693,642	27,667	(1,175,489)	3,116,858	44,662,678	—	(384,650)	—	5,493,565
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	93,676,075	7,165	(1,683,936)	7,177,429	99,176,733	—	(72,583)	—	6,221,878
Variable Portfolio – U.S. Flexible Moderate Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	89,922,855	11,004	(1,897,506)	(2,316,639)	85,719,714	—	1,097,255	—	2,368,602
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	27,538,896	95,167	(251,523)	835,901	28,218,441	—	(44,029)	—	3,156,425
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	120,414,202	565,792	(903,182)	4,197,763	124,274,575	—	(182,228)	—	13,377,242
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	60,603,908	—	—	7,061,315	67,665,223	—	—	—	1,713,912
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	84,235,324	6,427	(2,213,174)	7,360,281	89,388,858	—	66,446	—	1,941,548
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	87,774,625	29,660	(1,449,269)	(1,971,903)	84,383,113	—	690,802	—	2,677,129
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	99,046,020	324,563	(964,768)	3,758,003	102,163,818	—	(174,958)	—	10,822,438
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	78,431,206	295,954	(721,495)	2,778,868	80,784,533	—	(115,361)	—	8,302,624
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	166,770,972	12,644	(1,740,490)	8,741,869	173,784,995	—	860,982	—	5,499,525
Total	1,662,362,232			65,274,359	1,784,341,883	—	3,705,016	3,705,131

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Moderate Growth Fund | First Quarter Report 2023

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